Fund summaries
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund
PUTNAM GLOBAL CONSUMER FUND
Goal
Putnam Global Consumer Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Consumer Fund	Class A, Putnam Global Consumer Fund		Class B, Putnam Global Consumer Fund		Class C, Putnam Global Consumer Fund		Class M, Putnam Global Consumer Fund		Class R, Putnam Global Consumer Fund	Class Y, Putnam Global Consumer Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Consumer Fund		Class A, Putnam Global Consumer Fund	Class B, Putnam Global Consumer Fund	Class C, Putnam Global Consumer Fund	Class M, Putnam Global Consumer Fund	Class R, Putnam Global Consumer Fund	Class Y, Putnam Global Consumer Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Total annual fund operating expenses		1.80%	2.55%	2.55%	2.30%	2.05%	1.55%
Expense reimbursement	[1]	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Summary - Putnam Global Sector Funds Putnam Global Consumer Fund (USD $)	Class A, Putnam Global Consumer Fund	Class B, Putnam Global Consumer Fund	Class C, Putnam Global Consumer Fund	Class M, Putnam Global Consumer Fund	Class R, Putnam Global Consumer Fund	Class Y, Putnam Global Consumer Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,072	1,056	756	1,006	604	450
5 years	1,459	1,520	1,320	1,502	1,067	807
10 years	2,538	2,672	2,855	2,864	2,347	1,812

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Consumer Fund (USD $)	Class B, Putnam Global Consumer Fund	Class C, Putnam Global Consumer Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	756	756
5 years	1,320	1,320
10 years	2,672	2,855

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 82%.
Investments
For this non-diversified fund concentrating in the consumer staples and consumer discretionary products and services industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies engaged in the manufacture, sale or distribution of consumer staples and consumer discretionary products and services. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Consumer staples and consumer discretionary products and services industries may be affected by demographic and product trends, competition, economic trends and consumer confidence. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -13.00% Best calendar quarter Q3 2010 18.16% Worst calendar quarter Q2 2010 -11.03%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Consumer Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Consumer Fund	Class A	before taxes		17.23%	25.56%	Dec. 18, 2008
before taxes Class B, Putnam Global Consumer Fund	Class B	before taxes		18.42%	27.16%	Dec. 18, 2008
before taxes Class C, Putnam Global Consumer Fund	Class C	before taxes		22.43%	28.29%	Dec. 18, 2008
before taxes Class M, Putnam Global Consumer Fund	Class M	before taxes		19.39%	26.39%	Dec. 18, 2008
before taxes Class R, Putnam Global Consumer Fund	Class R	before taxes		24.01%	28.93%	Dec. 18, 2008
before taxes Class Y, Putnam Global Consumer Fund	Class Y	before taxes		24.67%	29.58%	Dec. 18, 2008
after taxes on distributions Class A, Putnam Global Consumer Fund	Class A	after taxes on distributions		15.37%	23.95%	Dec. 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Consumer Fund	Class A	after taxes on distributions and sale of fund shares		11.75%	21.27%	Dec. 18, 2008
MSCI World Consumer Discretionary and Consumer Staples Index (ND)		MSCI World Consumer Discretionary and Consumer Staples Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	18.47%	23.18%	Dec. 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund
PUTNAM GLOBAL ENERGY FUND
Goal
Putnam Global Energy Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Energy Fund	Class A, Putnam Global Energy Fund		Class B, Putnam Global Energy Fund		Class C, Putnam Global Energy Fund		Class M, Putnam Global Energy Fund		Class R, Putnam Global Energy Fund	Class Y, Putnam Global Energy Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Energy Fund		Class A, Putnam Global Energy Fund	Class B, Putnam Global Energy Fund	Class C, Putnam Global Energy Fund	Class M, Putnam Global Energy Fund	Class R, Putnam Global Energy Fund	Class Y, Putnam Global Energy Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Total annual fund operating expenses		1.79%	2.54%	2.54%	2.29%	2.04%	1.54%
Expense reimbursement	[1]	(0.39%)	(0.39%)	(0.39%)	(0.39%)	(0.39%)	(0.39%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example Summary - Putnam Global Sector Funds Putnam Global Energy Fund (USD $)	Class A, Putnam Global Energy Fund	Class B, Putnam Global Energy Fund	Class C, Putnam Global Energy Fund	Class M, Putnam Global Energy Fund	Class R, Putnam Global Energy Fund	Class Y, Putnam Global Energy Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,070	1,053	753	1,004	602	448
5 years	1,455	1,516	1,316	1,498	1,062	803
10 years	2,529	2,662	2,846	2,855	2,338	1,801

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Energy Fund (USD $)	Class B, Putnam Global Energy Fund	Class C, Putnam Global Energy Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	753	753
5 years	1,316	1,316
10 years	2,662	2,846

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 61%.
Investments
For this non-diversified fund concentrating in the energy industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies engaged in the exploration, production, development and refinement of conventional and alternative sources of energy. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The energy industries may be affected by fluctuations in energy prices, energy conservation, exploration and production spending, government regulations, weather, world events and economic conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -16.47% Best calendar quarter Q3 2010 16.92% Worst calendar quarter Q2 2010 -17.07%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Energy Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Energy Fund	Class A	before taxes		7.21%	16.96%	Dec. 18, 2008
before taxes Class B, Putnam Global Energy Fund	Class B	before taxes		7.81%	18.29%	Dec. 18, 2008
before taxes Class C, Putnam Global Energy Fund	Class C	before taxes		11.76%	19.50%	Dec. 18, 2008
before taxes Class M, Putnam Global Energy Fund	Class M	before taxes		9.20%	17.76%	Dec. 18, 2008
before taxes Class R, Putnam Global Energy Fund	Class R	before taxes		13.37%	20.11%	Dec. 18, 2008
before taxes Class Y, Putnam Global Energy Fund	Class Y	before taxes		13.94%	20.72%	Dec. 18, 2008
after taxes on distributions Class A, Putnam Global Energy Fund	Class A	after taxes on distributions		6.48%	16.30%	Dec. 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Energy Fund	Class A	after taxes on distributions and sale of fund shares		5.56%	14.48%	Dec. 18, 2008
MSCI World Energy Index (ND)		MSCI World Energy Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	11.88%	18.46%	Dec. 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund
PUTNAM GLOBAL FINANCIALS FUND
Goal
Putnam Global Financials Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Financial Fund	Class A, Putnam Global Financial Fund		Class B, Putnam Global Financial Fund		Class C, Putnam Global Financial Fund		Class M, Putnam Global Financial Fund		Class R, Putnam Global Financial Fund	Class Y, Putnam Global Financial Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Financial Fund		Class A, Putnam Global Financial Fund	Class B, Putnam Global Financial Fund	Class C, Putnam Global Financial Fund	Class M, Putnam Global Financial Fund	Class R, Putnam Global Financial Fund	Class Y, Putnam Global Financial Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Total annual fund operating expenses		2.37%	3.12%	3.12%	2.87%	2.62%	2.12%
Expense reimbursement	[1]	(0.97%)	(0.97%)	(0.97%)	(0.97%)	(0.97%)	(0.97%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example Summary - Putnam Global Sector Funds Putnam Global Financial Fund (USD $)	Class A, Putnam Global Financial Fund	Class B, Putnam Global Financial Fund	Class C, Putnam Global Financial Fund	Class M, Putnam Global Financial Fund	Class R, Putnam Global Financial Fund	Class Y, Putnam Global Financial Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,184	1,172	872	1,120	722	570
5 years	1,685	1,751	1,551	1,728	1,304	1,050
10 years	3,056	3,187	3,362	3,366	2,882	2,375

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Financial Fund (USD $)	Class B, Putnam Global Financial Fund	Class C, Putnam Global Financial Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	872	872
5 years	1,551	1,551
10 years	3,187	3,362

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 103%.
Investments
For this non-diversified fund concentrating in the financial industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include commercial and investment banks, savings and loan organizations, brokerage and asset management firms, insurance companies and real estate investment trusts and real estate investment and development companies. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Financial services companies may be affected by the availability and cost of capital; changes in interest rates, insurance claims activity, industry consolidation and general economic conditions; and reduced profitability from limitations on loans and interest rates and fees charged as a result of extensive government regulations. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -26.96% Best calendar quarter Q2 2009 37.18% Worst calendar quarter Q1 2009 -20.25%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Financial Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Financial Fund	Class A	before taxes		(3.84%)	14.30%	Dec. 18, 2008
before taxes Class B, Putnam Global Financial Fund	Class B	before taxes		(3.49%)	15.52%	Dec. 18, 2008
before taxes Class C, Putnam Global Financial Fund	Class C	before taxes		0.21%	16.77%	Dec. 18, 2008
before taxes Class M, Putnam Global Financial Fund	Class M	before taxes		(2.12%)	15.04%	Dec. 18, 2008
before taxes Class R, Putnam Global Financial Fund	Class R	before taxes		1.76%	17.38%	Dec. 18, 2008
before taxes Class Y, Putnam Global Financial Fund	Class Y	before taxes		2.20%	17.97%	Dec. 18, 2008
after taxes on distributions Class A, Putnam Global Financial Fund	Class A	after taxes on distributions		(5.67%)	12.52%	Dec. 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Financial Fund	Class A	after taxes on distributions and sale of fund shares		(1.52%)	11.58%	Dec. 18, 2008
MSCI World Financials Index (ND)		MSCI World Financials Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	4.61%	16.92%	Dec. 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund
PUTNAM GLOBAL INDUSTRIALS FUND
Goal
Putnam Global Industrials Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Industrial Fund	Class A, Putnam Global Industrial Fund		Class B, Putnam Global Industrial Fund		Class C, Putnam Global Industrial Fund		Class M, Putnam Global Industrial Fund		Class R, Putnam Global Industrial Fund	Class Y, Putnam Global Industrial Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Industrial Fund		Class A, Putnam Global Industrial Fund	Class B, Putnam Global Industrial Fund	Class C, Putnam Global Industrial Fund	Class M, Putnam Global Industrial Fund	Class R, Putnam Global Industrial Fund	Class Y, Putnam Global Industrial Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Total annual fund operating expenses		1.88%	2.63%	2.63%	2.38%	2.13%	1.63%
Expense reimbursement	[1]	(0.48%)	(0.48%)	(0.48%)	(0.48%)	(0.48%)	(0.48%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example Summary - Putnam Global Sector Funds Putnam Global Industrial Fund (USD $)	Class A, Putnam Global Industrial Fund	Class B, Putnam Global Industrial Fund	Class C, Putnam Global Industrial Fund	Class M, Putnam Global Industrial Fund	Class R, Putnam Global Industrial Fund	Class Y, Putnam Global Industrial Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,088	1,072	772	1,022	621	467
5 years	1,491	1,552	1,352	1,534	1,100	841
10 years	2,613	2,746	2,928	2,936	2,424	1,892

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Industrial Fund (USD $)	Class B, Putnam Global Industrial Fund	Class C, Putnam Global Industrial Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	772	772
5 years	1,352	1,352
10 years	2,746	2,928

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 122%.
Investments
For this non-diversified fund concentrating in the industrial products, services or equipment industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies engaged in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Industrial products, services and equipment industries may be affected by economic trends, commodity prices, technological obsolescence, labor relations, legislation, worldwide competition and liability for environmental damage. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -22.85% Best calendar quarter Q2 2009 21.43% Worst calendar quarter Q1 2009 -18.45%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Industrial Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Industrial Fund	Class A	before taxes		24.93%	26.27%	Dec. 18, 2008
before taxes Class B, Putnam Global Industrial Fund	Class B	before taxes		26.74%	27.98%	Dec. 18, 2008
before taxes Class C, Putnam Global Industrial Fund	Class C	before taxes		30.65%	29.10%	Dec. 18, 2008
before taxes Class M, Putnam Global Industrial Fund	Class M	before taxes		27.47%	27.23%	Dec. 18, 2008
before taxes Class R, Putnam Global Industrial Fund	Class R	before taxes		32.49%	29.79%	Dec. 18, 2008
before taxes Class Y, Putnam Global Industrial Fund	Class Y	before taxes		32.93%	30.37%	Dec. 18, 2008
after taxes on distributions Class A, Putnam Global Industrial Fund	Class A	after taxes on distributions		21.65%	23.98%	Dec. 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Industrial Fund	Class A	after taxes on distributions and sale of fund shares		16.59%	21.46%	Dec. 18, 2008
MSCI World Industrials Index (ND)		MSCI World Industrials Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	23.35%	25.15%	Dec. 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund
PUTNAM GLOBAL TECHNOLOGY FUND
Goal
Putnam Global Technology Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Technology Fund	Class A, Putnam Global Technology Fund		Class B, Putnam Global Technology Fund		Class C, Putnam Global Technology Fund		Class M, Putnam Global Technology Fund		Class R, Putnam Global Technology Fund	Class Y, Putnam Global Technology Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Technology Fund		Class A, Putnam Global Technology Fund	Class B, Putnam Global Technology Fund	Class C, Putnam Global Technology Fund	Class M, Putnam Global Technology Fund	Class R, Putnam Global Technology Fund	Class Y, Putnam Global Technology Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Total annual fund operating expenses		2.00%	2.75%	2.75%	2.50%	2.25%	1.75%
Expense reimbursement	[1]	(0.60%)	(0.60%)	(0.60%)	(0.60%)	(0.60%)	(0.60%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example Summary - Putnam Global Sector Funds Putnam Global Technology Fund (USD $)	Class A, Putnam Global Technology Fund	Class B, Putnam Global Technology Fund	Class C, Putnam Global Technology Fund	Class M, Putnam Global Technology Fund	Class R, Putnam Global Technology Fund	Class Y, Putnam Global Technology Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,112	1,097	797	1,046	646	493
5 years	1,539	1,601	1,401	1,582	1,150	893
10 years	2,723	2,856	3,036	3,043	2,538	2,013

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Technology Fund (USD $)	Class B, Putnam Global Technology Fund	Class C, Putnam Global Technology Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	797	797
5 years	1,401	1,401
10 years	2,856	3,036

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 101%.
Investments
For this non-diversified fund concentrating in the technology industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that have, or will develop, products, processes or services that will provide advances and improvements through technology to consumers, enterprises and governments worldwide. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -11.39% Best calendar quarter Q2 2009 21.85% Worst calendar quarter Q2 2010 -11.26%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Technology Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Technology Fund	Class A	before taxes		4.15%	26.37%	Dec. 18, 2008
before taxes Class B, Putnam Global Technology Fund	Class B	before taxes		4.74%	28.02%	Dec. 18, 2008
before taxes Class C, Putnam Global Technology Fund	Class C	before taxes		8.67%	29.15%	Dec. 18, 2008
before taxes Class M, Putnam Global Technology Fund	Class M	before taxes		6.12%	27.24%	Dec. 18, 2008
before taxes Class R, Putnam Global Technology Fund	Class R	before taxes		10.24%	29.78%	Dec. 18, 2008
before taxes Class Y, Putnam Global Technology Fund	Class Y	before taxes		10.77%	30.43%	Dec. 18, 2008
after taxes on distributions Class A, Putnam Global Technology Fund	Class A	after taxes on distributions		3.57%	24.84%	Dec. 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Technology Fund	Class A	after taxes on distributions and sale of fund shares		2.98%	21.96%	Dec. 18, 2008
MSCI World Information Technology Index (ND)		MSCI World Information Technology Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	10.50%	29.48%	Dec. 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund
PUTNAM GLOBAL TELECOMMUNICATIONS FUND
Goal
Putnam Global Telecommunications Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Telecommunication Fund	Class A, Putnam Global Telecommunication Fund		Class B, Putnam Global Telecommunication Fund		Class C, Putnam Global Telecommunication Fund		Class M, Putnam Global Telecommunication Fund		Class R, Putnam Global Telecommunication Fund	Class Y, Putnam Global Telecommunication Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Telecommunication Fund		Class A, Putnam Global Telecommunication Fund	Class B, Putnam Global Telecommunication Fund	Class C, Putnam Global Telecommunication Fund	Class M, Putnam Global Telecommunication Fund	Class R, Putnam Global Telecommunication Fund	Class Y, Putnam Global Telecommunication Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.47%	1.47%	1.47%	1.47%	1.47%	1.47%
Total annual fund operating expenses		2.35%	3.10%	3.10%	2.85%	2.60%	2.10%
Expense reimbursement	[1]	(0.95%)	(0.95%)	(0.95%)	(0.95%)	(0.95%)	(0.95%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example Summary - Putnam Global Sector Funds Putnam Global Telecommunication Fund (USD $)	Class A, Putnam Global Telecommunication Fund	Class B, Putnam Global Telecommunication Fund	Class C, Putnam Global Telecommunication Fund	Class M, Putnam Global Telecommunication Fund	Class R, Putnam Global Telecommunication Fund	Class Y, Putnam Global Telecommunication Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,180	1,168	868	1,116	718	566
5 years	1,677	1,743	1,543	1,720	1,295	1,041
10 years	3,038	3,170	3,345	3,349	2,864	2,356

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Telecommunication Fund (USD $)	Class B, Putnam Global Telecommunication Fund	Class C, Putnam Global Telecommunication Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	868	868
5 years	1,543	1,543
10 years	3,170	3,345

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 43%.
Investments
For this non-diversified fund concentrating in the telecommunications industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that develop, manufacture or sell communications services or communications equipment, and companies that bundle video with communications services. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The telecommunications industry may be affected by government regulation, intense competition, equipment incompatibility, changing consumer preferences, technological obsolescence, and large capital expenditures and debt burdens. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -1.89% Best calendar quarter Q3 2010 22.02% Worst calendar quarter Q1 2009 -14.45%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Telecommunication Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Telecommunication Fund	Class A	before taxes		14.53%	14.58%	Dec. 18, 2008
before taxes Class B, Putnam Global Telecommunication Fund	Class B	before taxes		15.66%	15.84%	Dec. 18, 2008
before taxes Class C, Putnam Global Telecommunication Fund	Class C	before taxes		19.61%	17.07%	Dec. 18, 2008
before taxes Class M, Putnam Global Telecommunication Fund	Class M	before taxes		16.72%	15.33%	Dec. 18, 2008
before taxes Class R, Putnam Global Telecommunication Fund	Class R	before taxes		21.24%	17.64%	Dec. 18, 2008
before taxes Class Y, Putnam Global Telecommunication Fund	Class Y	before taxes		21.93%	18.27%	Dec. 18, 2008
after taxes on distributions Class A, Putnam Global Telecommunication Fund	Class A	after taxes on distributions		13.06%	13.65%	Dec. 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Telecommunication Fund	Class A	after taxes on distributions and sale of fund shares		10.45%	12.35%	Dec. 18, 2008
MSCI World Telecommunications Services Index (ND)		MSCI World Telecommunications Services Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	10.19%	11.13%	Dec. 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.